Consolidated Statements of Changes in Shareholders' Deficit (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Curtailment gain, net of tax			$ 3.8
Intelsat S.A. Shareholders' Deficit [Member]
Postretirement/pension liability adjustment, tax	$ (3.1)	$ 1.0	16.5
Curtailment gain, net of tax			3.8
Other comprehensive income (loss), tax	$ 0.2	$ 0.2	$ (0.2)